                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-6441
                                  ----------------------------------------------

                   AMERICAN CENTURY INTERNATIONAL BOND FUNDS
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

4500 Main Street, Kansas City, Missouri                                   64111
--------------------------------------------------------------------------------
(Address of principal executive offices)                             (Zip code)

      CHARLES A. ETHERINGTON, 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  816-531-5575
                                                   -----------------------------

Date of fiscal year end:  12-31
                        --------------------------------------------------------

Date of reporting period:  03-31-2007
                         -------------------------------------------------------

ITEM 1.  SCHEDULE OF INVESTMENTS.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
INTERNATIONAL BOND FUND
MARCH 31, 2007

[american century investments logo and text logo]

INTERNATIONAL BOND - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
GOVERNMENT BONDS - 61.3%
BELGIUM - 1.6%
Euro    14,550,000  Kingdom of Belgium,
                    8.00%, 3/28/15                                $   24,535,277
                                                                 ---------------
CANADA - 2.8%
Euro     3,500,000  Government of Canada,
                    4.875%, 7/7/08                                     4,722,762
CAD     36,350,000  Government of Canada,
                    5.75%, 6/1/33                                     39,336,073
                                                                 ---------------
                                                                      44,058,835
                                                                 ---------------
DENMARK - 1.0%
DKK     87,000,000  Kingdom of Denmark,
                    6.00%, 11/15/09                                   16,332,605
                                                                 ---------------
FINLAND - 3.5%
Euro    40,000,000  Government of Finland,
                    5.00%, 4/25/09                                    54,435,525
                                                                 ---------------
FRANCE - 6.4%
Euro    11,100,000  Government of France,
                    3.50%, 4/25/15                                    14,251,787
Euro    24,400,000  Government of France,
                    3.25%, 4/25/16                                    30,541,033
Euro     5,300,000  Government of France,
                    5.00%, 10/25/16                                    7,573,665
Euro    14,050,000  Government of France,
                    5.50%, 4/25/29                                    21,963,010
Euro    17,850,000  Government of France,
                    4.75%, 4/25/35                                    25,596,495
                                                                 ---------------
                                                                      99,925,990
                                                                 ---------------
GERMANY - 6.5%
Euro     4,300,000  German Federal Republic,
                    6.25%, 1/4/24                                      7,128,340
Euro    17,940,000  German Federal Republic,
                    5.625%, 1/4/28                                    28,394,712
Euro     6,150,000  German Federal Republic,
                    4.75%, 7/4/28                                      8,776,696
Euro    39,880,000  German Federal Republic,
                    4.75%, 7/4/34                                     57,439,192
                                                                 ---------------
                                                                     101,738,940
                                                                 ---------------
ITALY - 7.0%
Euro    44,550,000  Republic of Italy,
                    5.25%, 8/1/17                                     64,445,911
Euro    32,070,000  Republic of Italy,
                    5.00%, 8/1/34                                     45,890,691
                                                                 ---------------
                                                                     110,336,602
                                                                 ---------------
JAPAN - 12.1%
JPY  3,110,000,000  Government of Japan,
                    1.90%, 6/21/10                                    27,154,120
JPY  5,730,000,000  Government of Japan,
                    1.20%, 3/20/12                                    48,648,824
JPY  6,686,400,000  Government of Japan,
                    1.30%, 3/20/15                                    55,967,285
JPY  1,043,808,000  Government of Japan,
                    1.10%, 9/10/16                                     8,791,697
JPY  3,490,000,000  Government of Japan,
                    1.70%, 9/20/16                                    29,913,397
JPY    403,000,000  Government of Japan,
                    1.70%, 12/20/16                                    3,455,168
JPY    660,000,000  Government of Japan,
                    1.90%, 6/20/25                                     5,494,924

INTERNATIONAL BOND - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
JPY  1,114,000,000  Government of Japan,
                    2.50%, 9/20/35                                     9,799,890
                                                                 ---------------
                                                                     189,225,305
                                                                 ---------------
NETHERLANDS - 0.6%
Euro     7,450,000  Government of Netherlands,
                    4.00%, 1/15/37                                     9,499,675
                                                                 ---------------
SPAIN - 4.5%
Euro    50,500,000  Government of Spain,
                    5.40%, 7/30/11                                    70,989,696
                                                                 ---------------
SWEDEN - 1.2%
SEK    120,900,000  Government of Sweden,
                    5.50%, 10/8/12                                    18,631,304
                                                                 ---------------
UNITED KINGDOM - 14.1%
GBP     15,950,000  Government of United
                    Kingdom, 5.00%, 3/7/08                            31,258,981
GBP     56,190,000  Government of United
                    Kingdom, 4.00%, 3/7/09                           107,736,485
GBP      9,100,000  Government of United
                    Kingdom, 8.00%, 6/7/21                            23,625,136
GBP      8,950,000  Government of United
                    Kingdom, 4.25%, 6/7/32                            16,957,828
GBP     20,300,000  Government of United
                    Kingdom, 4.75%, 12/7/38                           42,381,480
                                                                 ---------------
                                                                     221,959,910
                                                                 ---------------
TOTAL GOVERNMENT BONDS                                               961,669,664
(Cost $933,996,418)                                              ---------------

CREDIT - 28.8%
AUSTRALIA - 0.4%
AUD      8,100,000  New South Wales Treasury
                    Corp., 5.50%, 3/1/17                               6,232,251
                                                                 ---------------
FRANCE - 6.3%
Euro    28,050,000  Cie Financement Foncier,
                    3.625%, 1/28/08                                   37,328,990
JPY  1,450,000,000  Cie Financement Foncier,
                    1.25%, 12/1/11                                    12,227,693
Euro    37,900,000  Dexia Municipal Agency,
                    3.25%, 7/12/08                                    50,075,297
                                                                 ---------------
                                                                      99,631,980
                                                                 ---------------
GERMANY - 7.4%
Euro    43,400,000  DEPFA Deutsche
                    Pfandbriefbank AG,
                    (Covered Bond),
                    5.50%, 2/12/08                                    58,628,204
Euro    44,300,000  Eurohypo AG, (Covered
                    Bond), 3.75%, 4/11/11                             58,291,389
                                                                 ---------------
                                                                     116,919,593
                                                                 ---------------
IRELAND - 0.9%
Euro    10,000,000  Ulster Bank Finance plc,
                    VRN, 4.00%, 6/29/07,
                    resets quarterly off the
                    3-month Euribor plus
                    0.09% with no caps                                13,361,462
                                                                 ---------------

INTERNATIONAL BOND - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
JAPAN - 0.7%
JPY  1,280,000,000  Development Bank of
                    Japan, 2.30%, 3/19/26                             11,166,759
                                                                 ---------------
MULTI-NATIONAL - 1.3%
GBP     10,550,000  European Investment
                    Bank, 4.75%, 6/6/12                               20,095,228
                                                                 ---------------
SPAIN - 6.2%
Euro    43,400,000  AYT Cedulas Cajas VII,
                    4.00%, 6/23/11                                    57,498,185
Euro    18,000,000  Banco Bilbao Vizcaya,
                    4.25%, 9/26/07                                    24,049,358
Euro     4,003,348  FTA Santander Auto, VRN,
                    3.90%, 5/25/07, resets
                    quarterly off the 3-month
                    Euribor plus 0.06% with
                    no caps                                            5,343,066
Euro     7,900,205  UCI, VRN, 4.04%, 6/18/07,
                    resets quarterly off the
                    3-month Euribor plus
                    0.14% with no caps                                10,552,970
                                                                 ---------------
                                                                      97,443,579
                                                                 ---------------
UNITED KINGDOM - 5.6%
Euro    10,000,000  Barclays Bank plc, VRN,
                    3.93%, 4/20/07, resets
                    quarterly off the 3-month
                    Euribor plus 0.18% with
                    no caps                                           13,348,736
Euro    10,000,000  HBOS Treasury Services
                    plc, VRN, 3.99%, 6/14/07,
                    resets quarterly off the
                    3-month Euribor plus
                    0.10% with no caps                                13,369,181
GBP     18,500,000  Network Rail MTN Finance
                    plc, 4.875%, 3/6/09                               35,900,218
GBP     12,550,000  Network Rail MTN Finance
                    plc, 4.75%, 11/29/35                              24,873,792
                                                                 ---------------
                                                                      87,491,927
                                                                 ---------------
TOTAL CREDIT                                                         452,342,779
(Cost $426,030,205)                                              ---------------

SHORT-TERM INVESTMENTS - 3.1%
BELGIUM - 2.8%
Euro    33,000,000  Government of Belgium
                    Treasury Bill, 3.70%,
                    6/14/07(1)                                        43,734,835
                                                                 ---------------
FRANCE - 0.3%
Euro     4,000,000  Government of France
                    Treasury Bill, 3.75%,
                    8/2/07(1)(2)                                       5,275,537
                                                                 ---------------
TOTAL SHORT-TERM INVESTMENTS                                          49,010,372
(Cost $47,647,293)                                               ---------------

TEMPORARY CASH INVESTMENTS - 2.1%
USD     33,446,000  FNMA Discount Notes,
                    5.00%, 4/2/07(1)                                  33,436,709
                                                                 ---------------
(Cost $33,436,709)

INTERNATIONAL BOND - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
                                                                       VALUE
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES - 95.3%                                1,496,459,524
                                                                 ---------------
(Cost $1,441,110,625)

OTHER ASSETS AND LIABILITIES - 4.7%                                   73,210,041
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                         $1,569,669,565
                                                                 ===============

FUTURES CONTRACTS
                                         EXPIRATION   UNDERLYING FACE    UNREALIZED
CONTRACTS PURCHASED                         DATE      AMOUNT AT VALUE    GAIN (LOSS)
------------------------------------------------------------------------------------
1,183  Canada 10-year 6% Bond Future     June 2007      $116,319,440    $  (645,221)
1,473  Euro-Bobl 5-year 6% Future        June 2007       212,802,884     (1,450,619)
   27  Japan 10-year 6% Bond Future      June 2007        30,749,427         (5,662)
  355  U.K. Treasury 10-year 6% Future   June 2007        75,310,756       (571,356)
                                                      ------------------------------
                                                        $435,182,507    $(2,672,858)
                                                      ==============================

                                         EXPIRATION   UNDERLYING FACE    UNREALIZED
CONTRACTS SOLD                              DATE      AMOUNT AT VALUE    GAIN (LOSS)
------------------------------------------------------------------------------------
  811  Euro-Bund 10-year 6% Future       June 2007      $124,464,144     $1,221,689
  995  Euro-Schatz 2-year 6% Future      June 2007       137,268,917        328,328
                                                      ------------------------------
                                                        $261,733,061     $1,550,017
                                                      ==============================

INTERNATIONAL BOND - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                                     UNREALIZED
CONTRACTS TO SELL                SETTLEMENT DATE        VALUE        GAIN (LOSS)
--------------------------------------------------------------------------------
    1,869,055   CAD for CHF          5/23/07        $  1,622,979      $ (14,019)
   14,431,166   CHF for Euro         5/23/07          11,930,725         86,472
1,226,977,339   JPY for Euro         5/23/07          10,496,337         (7,218)
   40,125,241   SEK for Euro         5/23/07           5,765,419         (2,072)
    2,314,729   CHF for GBP          5/23/07           1,913,663          1,718
    7,009,357   Euro for GBP         5/23/07           9,380,356        (29,041)
    9,410,008   CHF for JPY          5/23/07           7,779,566         16,316
   11,346,208   Euro for JPY         5/23/07          15,184,199        (54,506)
   31,423,320   NOK for JPY          5/23/07           5,256,406        (91,032)
   39,255,505   SEK for NOK          5/23/07           5,640,450         16,853
    1,205,914   Euro for SEK         5/23/07           1,613,829           (502)
    3,009,401   GBP for SEK          5/23/07           5,918,830          4,196
    8,636,936   AUD for USD          5/23/07           6,971,389         (8,982)
   18,226,351   CAD for USD          5/23/07          15,826,706        (50,686)
    2,312,184   CHF for USD          5/23/07           1,911,559          4,150
    4,770,524   Euro for USD         5/23/07           6,384,211         (8,930)
   17,218,525   Euro for USD         5/23/07          23,042,897         20,025
    2,416,741   GBP for USD          5/23/07           4,753,199         (2,912)
   47,193,158   GBP for USD          5/23/07          92,818,559        125,534
   14,200,000   GBP for USD          5/23/07          27,928,276       (118,968)
5,740,000,000   JPY for USD          5/23/07          49,103,577         75,205
                                                    ----------------------------
                                                    $311,243,132      $ (38,399)
                                                    ============================
(Value on Settlement Date $311,204,733)

INTERNATIONAL BOND - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
                                                                     UNREALIZED
CONTRACTS TO BUY                 SETTLEMENT DATE        VALUE        GAIN (LOSS)
--------------------------------------------------------------------------------
    1,944,583   CHF for CAD          5/23/07        $  1,607,651      $  (1,308)
    8,978,012   Euro for CHF         5/23/07          12,014,932         (2,266)
    4,315,305   Euro for SEK         5/23/07           5,775,009         11,662
    7,832,804   Euro for JPY         5/23/07          10,482,343         (6,776)
    2,572,151   GBP for Euro         5/23/07           5,058,855         53,628
      974,818   GBP for CHF          5/23/07           1,917,253          1,872
    2,216,019   GBP for Euro         5/23/07           4,358,422         12,334
  908,677,411   JPY for CHF          5/23/07           7,773,399        (22,483)
1,759,483,775   JPY for Euro         5/23/07          15,051,733        (77,960)
  600,006,303   JPY for NOK          5/23/07           5,132,832        (32,542)
   34,284,583   NOK for SEK          5/23/07           5,735,030         77,727
   11,266,612   SEK for Euro         5/23/07           1,618,850          5,523
   41,154,313   SEK for GBP          5/23/07           5,913,282         (9,744)
    5,700,000   AUD for USD          5/23/07           4,600,812          5,016
    9,963,150   AUD for USD          5/23/07           8,041,856        108,050
   39,440,079   CHF for USD          5/23/07          32,606,424       (112,526)
   27,015,477   DKK for USD          5/23/07           4,853,626         (2,251)
   17,500,000   Euro for USD         5/23/07          23,419,585         55,685
    8,289,220   Euro for USD         5/23/07          11,093,149         13,031
    1,000,000   GBP for USD          5/23/07           1,966,780         22,780
5,223,295,739   JPY for USD          5/23/07          44,683,363        (22,473)
  331,431,799   JPY for USD          5/23/07           2,835,276         (4,841)
    6,271,811   NZD for USD          5/23/07           4,460,010         21,512
   43,959,077   SEK for USD          5/23/07           6,316,286         10,203
  327,021,971   SEK for USD          5/23/07          46,988,346       (168,309)
   11,309,842   SGD for USD          5/23/07           7,482,925          3,860
                                                    ----------------------------
                                                    $281,788,029      $ (60,596)
                                                    ============================
(Value on Settlement Date $281,848,625)

INTERNATIONAL BOND - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS
AUD = Australian Dollar
CAD = Canadian Dollar
CHF = Swiss Franc
DKK = Danish Krone
Euribor = Euro Interbank Offered Rate
FNMA = Federal National Mortgage Association
GBP = British Pound
JPY = Japanese Yen
MTN = Medium Term Note
NOK = Norwegian Krona
NZD = New Zealand Dollar
resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
SEK = Swedish Krona
SGD = Singapore Dollar
USD = United States Dollar
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective March 31, 2007.
(1) The rate indicated is the yield to maturity at purchase.
(2) Security, or a portion thereof, has been segregated for the initial margin on futures contracts.

INTERNATIONAL BOND - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of March 31, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                  $1,442,398,973
                                                                 ===============
Gross tax appreciation of investments                            $   57,924,269
Gross tax depreciation of investments                                (3,863,718)
                                                                 ---------------
Net tax appreciation (depreciation) of investments               $   54,060,551
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)  The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of
     1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   AMERICAN CENTURY INTERNATIONAL BOND FUNDS

By:     /s/ Jonathan S. Thomas
        --------------------------------------------------
        Name:  Jonathan S. Thomas
        Title: President

Date:   May 21, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Jonathan S. Thomas
        --------------------------------------------------
        Name:  Jonathan S. Thomas
        Title: President
               (principal executive officer)

Date:   May 21, 2007

By:     /s/ Robert J. Leach
        --------------------------------------------------
        Name:  Robert J. Leach
        Title: Vice President, Treasurer, and
               Chief Financial Officer
               (principal financial officer)

Date:   May 21, 2007